Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 27, 2020
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2020
Document Effective Date	Jan. 27, 2020
Prospectus Date	Jan. 27, 2020
Direxion MSCI USA ESG - Leaders vs. Laggards ETF | Direxion MSCI USA ESG - Leaders vs. Laggards ETF
Prospectus:
Trading Symbol	ESNG
Direxion S&P 500(R) High minus Low Quality ETF | Direxion S&P 500(R) High minus Low Quality ETF
Prospectus:
Trading Symbol	QMJ
Direxion Flight to Safety Strategy ETF | Direxion Flight to Safety Strategy ETF
Prospectus:
Trading Symbol	FLYT